Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Original amounts	$ 16,098	$ 15,674
Accumulated amortization	(2,909)	(1,106)
Intangible assets, net	13,189	14,568
Amortization of intangible assets	1,755	589	503
Customer Contracts And Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	5,754	5,614
Accumulated amortization	(1,378)	(542)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	7,961	7,576
Accumulated amortization	(1,326)	(531)
Amortization of intangible assets	16
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	1,709	1,677
Accumulated amortization	(205)	(33)
In Process R&D [Member]
Finite-Lived Intangible Assets [Line Items]
Original amounts	674	807
Accumulated amortization